CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS - NARRATIVE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash	$ 5,163,059	$ 2,993,045
Restricted cash equivalents	5,835,117	2,681,110
Restricted cash equivalents - short-term	0	2,000,000
Restricted cash and cash equivalents	5,774,492	$ 2,620,485
Guarantees for corporate credit cards, amount	$ 60,625
Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturitie period for certificates of deposit	3 months
Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturitie period for certificates of deposit	12 months